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MARYLAND PROSPECTUS SUPPLEMENT - March 20, 1996
IDS State Tax-Exempt Funds Prospectus (Aug. 29, 1995)
Form No. S-6328 J(8/95)
     California Tax-Exempt Fund
     Massachusetts Tax-Exempt Fund
     Michigan Tax-Exempt Fund
     Minnesota Tax-Exempt Fund
     New York Tax-Exempt Fund
     Ohio Tax-Exempt Fund

The paragraph regarding "Debt Securities" is revised to include the sentence:

     "For descriptions of zero coupon bonds and PIK bonds, see the Appendix to this prospectus."

Form No. S-6328-55 (1/96)
*Destroy - Aug. 29, 1996